Business and License Acquisitions 10-K (Details) (USD $)	12 Months Ended											3 Months Ended	12 Months Ended															12 Months Ended
	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010	May 31, 2011 As Previously Reported [Member]	Jun. 05, 2012 As Adjusted [Member]	Jun. 05, 2012 Adjustments [Member]	Jun. 05, 2012 Maximum [Member]	May 31, 2011 Maximum [Member]	Jun. 05, 2012 Minimum [Member]	May 31, 2011 Minimum [Member]	May 31, 2011 RT Utah Franchise, LLC [Member]	Jun. 05, 2012 Lime Fresh Mexican Grill [Member]	Jun. 05, 2012 Lime Fresh Mexican Grill [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member]	Jun. 01, 2010 Franchise Partnership Acquisitions [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] RT Utah Franchise, LLC [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] RT Western Missouri Franchise, LLC [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] RT KMCO Franchise, LLC [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] RT Indianapolis Franchise, LLC [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] RT Portland Franchise, LLC [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] RT Denver Franchise, LP [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] RT Minneapolis Franchise, LLC [Member]	Jun. 05, 2012 Franchise Partnership Acquisitions [Member] Lime Fresh Mexican Grill [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] RT Las Vegas Franchise, LLC [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] RT Long Island Franchise, LLC [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] RT New England Franchise, LLC [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] North East Acquisitions [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] Mid West and West [Member]	May 31, 2011 Franchise Partnership Acquisitions [Member] Minneapolis and Las Vegas [Member]	May 31, 2011 Traditional Domestic Franchises [Member]
Business Acquisition [Line Items]
Number of restaurants acquired		109												106		1							7							3
No of restaurants, from which royalty stream received																							5
Ownership interest (in hundredths)																1.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%	100.00%	100.00%
No. of restaurants not yet open													1
Payment for marketing service																							$ 30,000
Payment for Training consulting service																							26,139
Ownership interest acquired (in hundredths)																	50.00%	50.00%	99.00%	99.00%	99.00%	50.00%		99.00%	99.00%	50.00%
Number Of Franchise Partnerships Acquired		11																										7	2
Number of restaurants operated by franchise acquired											6																10	72	13
Purchase consideration cash																2,000,000											200,000	500,000		1,600,000
Notes and lines of credit, net of allowances for doubtful accounts																									400,000			900,000
Franchise partnerships acquired total debt																											24,300,000	106,600,000	18,700,000
Franchise Partnerships Debt Payable To Acquirer																											1,900,000	3,800,000	900,000
Number Of Restaurants Closed Before Acquisition Transaction											5					5
Allocation Of Purchase Prices Of Acquisition [Abstract]
Property and equipment				137,075,000	137,075,000	0						2,405,000	2,405,000
Trademarks												11,100,000	11,100,000
Goodwill	7,989,000	15,571,000		15,571,000	16,919,000	1,348,000						7,989,000	7,989,000
Acquired franchise rights												2,460,000	2,460,000
Reacquired franchise rights				10,242,000	10,242,000	0
Other intangible assets, net of liabilities				735,000	735,000	0
Deferred income taxes				380,000	(548,000)	(928,000)						19,000	19,000
Long-term debt and capital leases				(147,005,000)	(147,005,000)	0
Other net liabilities				(4,536,000)	(4,536,000)	0						(923,000)	(923,000)
Notes receivable				(1,529,000)	(1,529,000)	0
Net impact on Consolidated Balance Sheet				10,933,000	11,353,000	420,000						23,050,000	23,050,000
Write off of previous license agreement												1,034,000
Gain on settlement of preexisting contracts, net				(4,906,000)	(4,906,000)	0
Gain on acquisitions				(1,770,000)	(2,190,000)	(420,000)
Net impact on Consolidated Statement of Income				(6,676,000)	(7,096,000)	(420,000)						1,034,000
Aggregate cash purchase price				4,257,000	4,257,000	0					2,000,000	24,084,000	24,084,000
Goodwill, Net of tax		12,000,000
Amortization expense - franchise rights		10,200,000
Remaining term of the franchise operating agreements							9 years	12 years	5 years	2 years
Remaining lives of leases period								33 years		1 year
Operating Results For Acquired Franchise Partnerships [Abstract]
Total revenue	173,949,000	76,068,000
Cost of merchandise	49,913,000	22,349,000
Payroll and related costs	61,807,000	25,535,000
Other restaurant operating costs	36,941,000	16,499,000
Depreciation	8,409,000	3,432,000
Selling, general, and administrative, net	12,557,000	4,431,000
Total operating costs and expenses	169,627,000	72,246,000
Income before income taxes	4,322,000	3,822,000
Pro forma information [Abstract]
Total revenue														1,375,469,000	1,379,853,000
Net income														45,928,000	45,352,000
Basic earnings per share (in dollars per share)														$ 0.72	$ 0.74
Diluted earnings per share (in dollars per share)														$ 0.71	$ 0.73
Elimination of the franchises' historical intangible asset amortization expense		200,000	200,000
Elimination of RTI's franchise revenue		500,000	1,700,000
Elimination of RTI's support service fee income and marketing reimbursements		2,100,000	4,300,000
Elimination of RTI's equity in losses of unconsolidated franchises		600,000	300,000
Elimination of RTI's bad debt charges relating to notes receivable and lines of credit due from the acquired franchises		200,000	900,000
Additional amortization expense related to reacquired franchise rights		800,000	1,500,000
Additional depreciation expense related to the fair value adjustments to property and equipment		600,000	1,300,000
Reduced interest expense related to the fair value adjustments of acquired franchise debt		800,000	1,300,000
Elimination of acquisition-related expenses		200,000
Statutory tax rate (in hundredths)		39.70%
Franchises' FICA Tip and Work Opportunity Tax Credits		700,000	900,000
License Acquisitions [Abstract]
Number Of Restaurants opened during the year													4
Monthly fee for consulting services, maximum period		2 years
Monthly fee for consulting services, first year		20,833
Monthly fee for consulting services option 1, second year		10,417
Licensing option 1 to terminate future development rights, Concept restaurant openings, minimum threshold	18 or more
License option 1 for future development rights, opened concept restaurants, maximum	5 years
Licensee option 2 to terminate future development rights, opened concept restaurants	40 or more
Licensee option 2 for future development rights, maximum	10 years
Payments for consulting services	$ 197,623	$ 226,041